Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed of MediMedia Pharma Solutions (Detail) - USD ($) $ in Thousands		Feb. 27, 2015	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Goodwill			$ 575,378	$ 463,324	$ 357,523
MediMedia Pharma Solutions
Business Acquisition [Line Items]
Property, plant and equipment		$ 1,049
Goodwill	[1]	115,180
Accounts receivable		5,240
Unbilled Revenue		4,324
Prepayments and other current assets		621
Accounts payable		(749)
Payments on account		(4,186)
Other liabilities		(16,760)
Net assets acquired		104,719
Cash consideration		120,000
Adjustments to cash consideration	[2]	(11,283)
Working capital adjustment		(3,998)
Net purchase consideration		$ 104,719

[1]	Goodwill represents the acquisition of an established workforce with experience in the provision of strategic payer-validated market access solutions while the acquisition of Complete Healthcare Communications comprises an established workforce with significant communication experience working with medical affairs, commercial and brand development teams within the life science industry.
[2]	Adjustments to cash consideration represents certain one-time liabilities at the acquisition date which have subsequently been paid.